Condensed Consolidated Statements of Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [Abstract]
LOSS PER COMMON SHARE – DILUTED	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)